Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Prepayments and Other Assets, Net [Abstract]
Intangible assets, net
6.	Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consisted of land use rights and licensed software. The following table summarizes the components of acquired intangible asset balances.

	As of December 31, 2022	As of December 31, 2021

Land use rights	$8,011	$8,751
Licensed software	2,133	1,973
Subtotal	10,144	10,724
Less: accumulated amortization	(3,433)	(3,197)
Intangible assets, net	$6,711	$7,527

As of December 31, 2022 and 2021, land use rights  with net book value amounted to approximately $2.6 million and $2.9 million, respectively, were pledged for obtaining various of loans (See Note 10 Short-term bank loans).

Amortization expenses for the years ended December 31, 2022, 2021 and 2020, amounted to approximately $0.5 million, $0.5 million and $0.5 million, respectively.

The future amortization for the intangible assets is expected to be as follows:

Twelve months ending December 31,	Estimated amortization expense

2023	$547
2024	547
2025	327
2026	321
2027	289
Thereafter	4,680
Total	$6,711